Financial Instruments - Financial Instrument Risk Management Objectives and Policies (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 30, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 23, 2020 USD ($)	Dec. 23, 2020 EUR (€)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Jan. 01, 2019 EUR (€)
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount		€ 60,493	€ 67,520				€ 154,932					€ 47,359
Notional amount				$ 1,250	€ 1,048			$ 250	€ 205	$ 500	€ 422
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impairment loss	€ 0	0
Credit Risk | BBB- to AAA
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount		60,493					154,256					47,359
Notional amount		€ 0					€ 0					€ 0
Currency Risk | GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign exchange rate		1.1754				1.1123	1.1123
Percentage of reasonably possible increase in exchange rate						1.2235%	1.2235%
Percentage of reasonably possible decrease in exchange rate						(1.0011%)	(1.0011%)
Foreign exchange rate due to possible percentage of increase		1.2929
Foreign exchange rate due to possible percentage of decrease		1.0578
Effect on profit before tax from reasonably possible increase in exchange rate	33	€ 13
Effect on profit before tax from reasonably possible decrease in exchange rate	(40)	€ (16)
Currency Risk | USD
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign exchange rate		1.1234				1.2271	1.2271
Percentage of reasonably possible increase in exchange rate						1.3498%	1.3498%
Percentage of reasonably possible decrease in exchange rate						(1.1044%)	(1.1044%)
Foreign exchange rate due to possible percentage of increase		1.2357
Foreign exchange rate due to possible percentage of decrease		1.0111
Effect on profit before tax from reasonably possible increase in exchange rate	58	€ 4
Effect on profit before tax from reasonably possible decrease in exchange rate	€ (47)	(5)
Equity price Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount						$ 750	€ 627
Percentage of possible increase or decrease in share price	10.00%
Gain (loss) before tax due to possible change in share price	€ 73
Liquidity Risk | Year one
Disclosure of risk management strategy related to hedge accounting [line items]
Lease liabilities		1,417					2,006
Convertible loans		138,970					88,013
Trade and other payables		2,795					11,092
Other financial liabilities		25					21
Liquidity Risk | Year two
Disclosure of risk management strategy related to hedge accounting [line items]
Lease liabilities		1,420					1,962
Other financial liabilities							27
Liquidity Risk | Year 3-5
Disclosure of risk management strategy related to hedge accounting [line items]
Lease liabilities		4,088					5,767
Liquidity Risk | Thereafter
Disclosure of risk management strategy related to hedge accounting [line items]
Lease liabilities		€ 3,133					€ 2,869